PGIM S&P 500 Buffer 12 ETF - June
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.9%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $59,642)(wb)	59,642	$59,642
Options Purchased*~ 103.3%
(cost $9,332,263)		10,263,046

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $9,391,905)		10,322,688
Options Written*~ (3.9)%
(premiums received $304,190)		(383,630)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,087,715)		9,939,058
Liabilities in excess of other assets(z) (0.0)%		(2,704)

Net Assets 100.0%		$9,936,354

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$5.27		171		17	$10,191,732
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37		171		17	71,314
Total Options Purchased (cost $9,332,263)								$10,263,046

PGIM S&P 500 Buffer 12 ETF - June
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$606.74		171		17	$(352,578)
SPDR S&P 500 ETF Trust	Put	05/30/25	$464.09		171		17	(31,052)
Total Options Written (premiums received $304,190)							$(383,630)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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